Related Party Transactions - Schedule of Service Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Service Revenues [Abstract]
Service revenues	$ 18,780